Common Stock Subject to Possible Redemption - Schedule of Common Stock Subject to Possible Redemption (Details) - Common Stock Subject to Mandatory Redemption [Member] - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Common Stock Subject to Possible Redemption - Schedule of Common Stock Subject to Possible Redemption (Details) [Line Items]
Gross proceeds from Initial Public Offering		$ 69,000,000	$ 69,000,000
Less: Proceeds allocated to public warrants and rights		(1,236,527)	(1,236,527)
Offering costs allocated to common stock subject to possible redemption		(4,791,126)	(4,791,126)
Less: Redemption of common stock in connection with Trust extension	$ (17,045,763)	(35,995,728)	(35,995,728)
Plus: Accretion on common stock subject to possible redemption	1,288,019	$ 9,449,634	9,449,634
Balance, September 30, 2024	20,668,509		$ 36,426,253
Balance, December 31, 2023	$ 36,426,253